Basis of Presentation and Summary of Significant Accounting Policies (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Buildings and building improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years
Buildings and building improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement estimated useful life	Shorter of lease term or useful life
Equipment and other (including capital leases) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Equipment and other (including capital leases) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	20 years